Other Commitments with Third Parties and Other Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Commitments with Third Parties and Other Contingent Liabilities
Schedule of share-based payment plan

Settlement date	Number of shares assigned	Unit fair value (Euros)
2025	1,040,000	3.05
2027	1,560,000	2.85

Settlement date	Number of shares assigned	Unit fair value (Euros)
31/12/2026	180,000	2.39
22/2/2025	700,000	1.08
28/2/2025	270,000	2.19

Settlement date	Number of RSUs assigned	Unit fair value (Euros)
2025	268,350	9.44
2027	268,350	7.61

Schedule of purchase commitments

Details of the Group’s raw material purchase commitments at 31 December 2024 are as follows:

Thousands of Euros
2025	334,304
2026	198,644
2027	128,568
2028	113,570
2029	112,946
More than 5 years	128
Grifols has made the following commitments for the acquisition of plasma and self-built centers in Canada:

Euros
2025	2026
12,433,448	61,265,816